Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Entity Registrant Name	Fortune Brands Home & Security, Inc.
Amendment Flag	true
Amendment Description	Amendment 1
Entity Central Index Key	0001519751
Document Type	8-K/A
Document Period End Date	Sep. 24, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35166
Entity Tax Identification Number	62-1411546
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	484-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	FBHS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false